Trademarks and Other Intangibles - Schedule of Trademarks and Other Intangibles (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Trademarks and Other Intangibles
Gross Carrying Amount	$ 59,009	$ 59,009	$ 69,309
Accumulated Amortization	26,898	24,250	27,789
Total	$ 32,111	$ 34,759	$ 41,520
Trademarks (finite-lived)
Trademarks and Other Intangibles
Weighted Average Amortization Period	15 years	15 years	15 years
Gross Carrying Amount	$ 58,580	$ 58,580	$ 68,880
Accumulated Amortization	26,479	23,852	27,431
Total	$ 32,101	$ 34,728	$ 41,449
Copyrights and other intellectual property
Trademarks and Other Intangibles
Weighted Average Amortization Period	8 years	8 years	8 years
Gross Carrying Amount	$ 429	$ 429	$ 429
Accumulated Amortization	419	398	358
Total	$ 10	$ 31	$ 71